Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 143,764	$ 115,087	$ 103,087
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	101,645	105,787	89,958
Allowance for doubtful amounts	0	2,888	3,703
Amortization of debt discount	(798)	0	0
Amortization of prepaid lease rentals	4,982	4,024	0
Amortization and write off of financing costs	1,896	4,107	1,569
Amortization of deferred drydocking and special survey	7,425	7,814	8,084
Equity based payments	8,623	0	0
Net settlements on interest rate swaps qualifying for cash flow hedge	0	(489)	(3,253)
Gain on derivative instruments, net	(16,856)	(5,469)	(6,548)
Gain on sale / disposal of vessels, net	(1,688)	(2,543)	(518)
Equity loss / (gain) on investments	529	3,428	(692)
Changes in Operating Assets and Liabilities:
Accounts receivable	1,254	13,705	(22,737)
Due from related parties	(1,565)	(1,768)	(63)
Inventories	987	(560)	(1,607)
Insurance claims receivable	(2,147)	(330)	25
Prepayments and other	1,447	(2,543)	(854)
Accounts payable	(2,249)	482	(68)
Due to related parties	371	0	0
Accrued liabilities	4,087	2,731	4,337
Unearned revenue	373	900	3,194
Other current liabilities	(574)	(854)	277
Dry-dockings	(9,461)	(10,150)	(6,189)
Accrued charter revenue	2,618	7,023	14,976
Net Cash provided by Operating Activities	244,663	243,270	186,681
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in affiliates	(44,881)	(85,103)	(8,707)
Proceeds from the sale of subsidiary	0	0	16,044
Dividend from affiliate	0	31,828	0
Advances for vessel acquisitions	0	(59,058)	(590,431)
Vessels acquisitions / Additions to vessel cost	(2,758)	(28,984)	(51,853)
Proceeds from the sale of vessels, net	4,655	22,054	13,891
Net cash used in Investing Activities	(42,984)	(119,263)	(621,056)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital lease proceeds	0	256,716	0
Capital lease repayment	(13,509)	(9,583)	0
Offering proceeds, net of related expenses	96,616	96,523	48,042
Proceeds from long-term debt	0	9,000	469,356
Repayment of long-term debt	(196,850)	(356,635)	(163,669)
Payment of financing costs	0	(2,055)	(210)
Dividends paid	(102,287)	(93,074)	(81,515)
(Increase) / Decrease in restricted cash	1,367	(5,189)	(11,571)
Net cash provided by / (used in) Financing Activities	(214,663)	(104,297)	260,433
Net increase / (decrease) in cash and cash equivalents	(12,984)	19,710	(173,942)
Cash and cash equivalents at beginning of the year	113,089	93,379	267,321
Cash and cash equivalents at end of the year	100,105	113,089	93,379
SUPPLEMENTAL CASH INFORMATION:
Cash paid during the year for interest	$ 45,213	$ 46,043	$ 31,215